FAIR VALUE - Available for Sale Investment Portfolio (Details) - Ardellis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 9,972	$ 6,800
Gain/Loss	376	(57)
Fair Value	10,348	6,743
Fixed Income
Schedule of Available-for-sale Securities [Line Items]
Cost	4,310	3,362
Gain/Loss	(43)	(12)
Fair Value	4,267	3,350
Equity
Schedule of Available-for-sale Securities [Line Items]
Cost	5,181	3,438
Gain/Loss	428	(45)
Fair Value	5,609	3,393
Mutual Funds
Schedule of Available-for-sale Securities [Line Items]
Cost	481	0
Gain/Loss	(9)	0
Fair Value	472	$ 0
Interest Income
Schedule of Available-for-sale Securities [Line Items]
Net realized gain	$ 8